ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Accrued payroll and employee benefits	59,778	62,661
Other accrued expenses (Note (a))	19,658	19,380
Payable for purchases of property and equipment	4,720	3,664
Deposits received (Note (b))	2,582	2,315
VAT and other taxes payable	31,383	17,483

	118,121	105,503

Notes:

(a) Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.

(b) Amounts represent primarily deposits from non-retail customers for purchase of inventory.